Loans Receivable - Schedule of Non-Covered Loans on Nonaccrual Status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	$ 43,687	$ 47,917
Commercial Loans [Member] | Commercial Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	1,803	5,479
Commercial Loans [Member] | Commercial Real Estate - Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	7,648	23,476
Commercial Loans [Member] | Business [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	15,020	3,358
Residential Mortgage Loans [Member] | Residential Prime [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	8,611	8,367
Residential Mortgage Loans [Member] | Residential Subprime [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	1,626
Consumer and Other Loans [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	6,808	5,635
Consumer and Other Loans [Member] | Indirect Automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	1,275	868
Consumer and Other Loans [Member] | Credit Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	411	424
Consumer and Other Loans [Member] | Consumer - Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	$ 485	$ 310